Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 515	$ 422
Repayment of third party borrowings	194	156
Total for all subsidiaries
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	1,150	553
Repayment of third party borrowings	$ 157	$ 129